TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

11. TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

iHuman Online and the Company’s other subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax, which is currently imposed at the rate of 16.5%, with half-rate of 8.25% that may be applied for the first HK$2 million of assessable profits for years of assessment beginning on or after April 1, 2018. The Hong Kong subsidiaries may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

The Company’s subsidiaries incorporated in Singapore are subject to corporate income tax. Under the Singapore tax laws, subsidiaries in Singapore are subject to a unified 17% tax rate, except for certain entities that are entitled to preferential tax treatments, and there are no withholding taxes in Singapore on remittance of dividends.

Chinese mainland

The Company’s subsidiaries, the VIE and VIE’s subsidiaries domiciled in Chinese mainland are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 except for the following entity which is eligible for preferential tax rates.

Tianjin Hongen is qualified as a Software Enterprise (“SE”) and is entitled to an income tax exemption for two years beginning from its first profitable taxation year of 2020, and a reduced tax rate of 12.5% for the subsequent three years starting from 2022. The qualification as SE is subject to annual evaluation by the relevant authorities in Chinese mainland. Meanwhile, in 2021, Tianjin Hongen was granted the High and New Technology Enterprise (“HNTE”) certificate, which was most recently renewed in 2024, and thus is also entitled to a preferential tax rate of 15% as a qualified HNTE from 2021 to 2026.

Dividends, interests, rent or royalties payable by the Company’s subsidiaries in Chinese mainland, to non-resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with Chinese mainland that provide for a reduced withholding tax rate or an exemption from withholding tax.

To the extent that the subsidiaries, the VIE and VIE’s subsidiaries in Chinese mainland have undistributed earnings, the Group may need to accrue relevant taxes associated with repatriation of such undistributed earnings. As of December 31, 2024 and 2025, the Group did not record any such taxes based on its current intent to permanently reinvest the profits of entities in Chinese mainland. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

11. TAXATION (Continued)

The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive income are as follows:

	For the year ended
	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Current income tax expenses	21,666	12,012	6,387	913
Deferred income tax expenses	—	—	—	—
Total income tax expenses	21,666	12,012	6,387	913

Substantially all of the Group’s income from continuing operations are generated from Chinese mainland, for this reason substantially all of the Group’s income tax expenses were income taxes assessed and paid in Chinese mainland.

Reconciliations of the differences between the statutory tax rate and the effective tax rate for enterprise income tax are as follows:

	For the year ended December 31,
	2023	2024
	RMB	RMB
	(in thousands)
Income before income tax	202,573	110,601
Income tax computed at the statutory tax rate of 25% of Chinese mainland	50,643	27,650
Effect of differing tax rates in different jurisdictions	2,740	795
Research and development super‑deduction	(29,192)	(13,223)
Shared‑based compensation expenses	2,359	688
Non‑deductible expenses	2,928	2,397
Effect of preferential tax rates and tax holiday in Chinese mainland	(28,489)	(19,704)
Change in valuation allowance	22,950	11,785
Others	(2,273)	1,624
Income tax expenses	21,666	12,012

	For the year ended
	December 31, 2025
	RMB	US$	Percent
	(in thousands, except for percentages)
Income tax computed at the statutory tax rate of 25% of Chinese mainland	25,447	3,639	25.0%
Foreign tax effects	(232)	(33)	(0.2)%
Research and development super‑deduction	(9,241)	(1,321)	(9.1)%
Change in valuation allowance	(7,302)	(1,044)	(7.2)%
Nontaxable or nondeductible items:
Shared‑based compensation expenses	171	24	0.2%
Others	2,618	374	2.6%
Effect of preferential tax rates and tax holiday in Chinese mainland	(9,912)	(1,417)	(9.7)%
Other adjustments
Expired tax losses	2,717	389	2.7%
Others	2,121	302	2.0%
Income tax expenses	6,387	913	6.3%

11. TAXATION (Continued)

Deferred tax

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Tax losses carry forward	111,923	114,176	16,327
Deferred revenue and customer advances	33,902	26,178	3,743
Intangible assets acquired under common control	13,161	11,725	1,677
Lease liabilities	3,631	2,843	407
Others	3,188	3,253	465
Less: valuation allowance	(162,218)	(155,332)	(22,212)
	3,587	2,843	407
Deferred tax liabilities
ROU assets	(3,587)	(2,843)	(407)
	(3,587)	(2,843)	(407)
Presentation in the consolidated balance sheets
Deferred tax assets, net	—	—	—
Deferred tax liabilities, net	—	—	—
Net deferred tax assets, net	—	—	—

The Company operates through its WFOE, the VIE and VIE’s subsidiaries and valuation allowance is considered on an individual entity basis. The Group recorded valuation allowance against deferred tax assets of those entities when the Group determines that it is not more likely than not that the deferred tax assets will be utilized in the future. In making such determination, the Group considered factors including the entities’ operating history, accumulated earnings or deficits, existence of taxable temporary differences and reversal periods, tax planning strategies, and forecasted profits, as applicable.

As of December 31, 2025, the Group had tax losses of approximately RMB470,612 thousand (US$67,297 thousand) mainly deriving from entities in Chinese mainland. The tax losses in Chinese mainland can be carried forward for five years to offset future taxable profits. The tax losses of entities in Chinese mainland will begin to expire between 2026 and 2030 if not utilized.

Unrecognized tax benefit

As of and for the years ended December 31, 2023, 2024 and 2025, there were no significant tax uncertainties on the Group’s financial position and result of operations.

In general, the tax authority in Chinese mainland has up to five years to conduct examinations of the tax filings. Accordingly, as of December 31, 2025, the tax years of 2020 through 2025 for the Company’s entities in Chinese mainland remain open to examination by tax authorities. The Group may also be subject to examination of tax filings in other jurisdictions, which are not material to the consolidated financial statements.